Inventories (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories [Abstract]
Provision for inventories write-down	¥ 3,407,308	¥ 11,589,111	¥ 387,999